SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short Term Investment Abstract
Corporate bonds	$ 3,415	$ 4,181
Government bonds and loans	1,564	784
Shares	578	638
Exchange Traded Funds	4,286	3,375
Short-term investments, Gross	9,843	8,978
Short-term deposits	0	10,579
Short-term investments	$ 9,843	$ 19,557